Income Taxes - Components of Total Loss before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States					$ (26,766,593)	$ 0
Cayman Islands					104,916	(4,699,469)
Loss before income taxes	$ (61,944,898)	$ (3,011,034)	$ (78,374,330)	$ (6,319,253)	$ (26,661,677)	$ (4,699,469)